Employee benefits - Summary of Amount Recognized in the Balance Sheet for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	$ 204.8		₨ 13,374.1	₨ 15,521.7
Fair value of plan assets	170.4		12,313.1	12,918.1
Net liability	34.4		1,061.0	2,603.6
Asset Ceiling	(0.5)	₨ (41.9)	(29.2)
Net liability	(34.9)		(1,090.2)	(2,645.5)
Amounts in the balance sheet:
Non-current assets	0.3		426.7	20.7
Non-current liabilities	(35.2)		(1,516.9)	(2,666.2)
Net liability	(34.9)		(1,090.2)	(2,645.5)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	37.4		1,844.9	2,831.2
Net liability	37.4		1,844.9	2,831.2
Net liability	(37.4)		(1,844.9)	(2,831.2)
Amounts in the balance sheet:
Non-current liabilities	(37.4)		(1,844.9)	(2,831.2)
Net liability	$ (37.4)		₨ (1,844.9)	₨ (2,831.2)